                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


                             (Fixed Income Artwork)

FIXED INCOME

Semiannual Report
2003

DELAWARE
Cash Reserve Fund

[LOGO] POWERED BY RESEARCH.(SM)

Table
  of Contents


Letter to Shareholders                               1

Portfolio Management Review                          2

New at Delaware                                      4

Performance Summary                                  5

Financial Statements:

  Statement of Net Assets                            6

  Statement of Operations                            8

  Statements of Changes
    in Net Assets                                    9

  Financial Highlights                              10

  Notes to Financial
    Statements                                      14

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) Delaware Distributors, L.P.


                              Delaware Investments
                               Powered by Research


At Delaware Investments, our long history of asset management has taught us the importance of two key principles:

o Astute security selection is essential when seeking a performance advantage.

o Superior fundamental research is the key to astute security selection.

Based on these core principles, we have built an organization that is Powered by Research.

Capabilities in all major asset classes

Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.

o U.S. growth equity
o U.S. value equity
o U.S. fixed income
o International and global
o U.S. structured-approach equity products

The Independent Research Advantage

Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.

o The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.

o The research leads to a truly distinct managerial approach -- rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A Commitment to Our Investors
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.

Experience
Delaware Investments' 177 seasoned investment professionals -- of whom 119 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.

Performance
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, incorporating risk assessment in their processes and avoiding those strategies aimed at short-term gains or generally associated with volatility.

Service
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

Letter                                            Delaware Cash Reserve Fund
  to Shareholders                                 October 8, 2002


Recap of Events

As the economy continues to recover from the recession that ended late last year, interest rates remain low and many investors are awaiting new opportunities that may arise in the capital markets over the coming months. Equities have continued to trend downward this year, leaving investors concerned about where the market is headed and when a bottom might occur.

In its continuing effort to stimulate the economy, the Federal Reserve left the fed funds rate at 1.75% at their September meeting. The key interest rate, which has not changed since November 2001, remains at a 41-year low. The Fed's firm position on interest rates was backed by indications of low inflation pressure along with moderate economic growth.

Economic indicators were mixed during the six-month period ended September 30, 2002, resulting in volatile stock and bond markets that appeared susceptible to further weakness. Consumer confidence declined during the period, while automobile and home sales rose. Consumer spending will be closely monitored as it represents two-thirds of the national gross domestic product.

Reports of missed earnings and corporate malfeasance continued to negatively affect stock market conditions. The lack of any positive momentum concerned investors as the Dow Jones Industrial Average fell to a four-year low in September. Investors who were hesitant to approach equities may have looked toward money market and fixed-income vehicles, many of which offer greater relative security.

Market Outlook
We believe the economy remains poised to rebound over the months ahead. While it is possible that the Fed may reduce rates, we expect to see a recovery in corporate profits eventually take hold and a more stable economic environment develop starting in 2003.

In the meantime, we believe that money market funds like Delaware Cash Reserve Fund will continue to play an important role in investors' portfolios as a short-term investment vehicle.

As always, we wish you the best and thank you again for selecting Delaware Investments.


Sincerely,

/s/ David K. Downes
-------------------------
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds


 Total Return
 For the period ended September 30, 2002                      Six Months
 Delaware Cash Reserve -- Class A Shares                       +0.48%
 U.S. Consumer Price Index                                      1.23%
 Lipper Money Market Funds Average (892 funds)                 +0.24%
--------------------------------------------------------------------------------
All performance shown above assumes reinvestment of all dividends. Performance information for all Fund classes can be found on page 5. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. The Lipper Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). You cannot invest directly in an index. Past performance is not a guarantee of future results.

Unlike money market funds, U.S. Treasuries are guaranteed as to the payment of principal and interest by the U.S. government.

Portfolio                                          Delaware Cash Reserve Fund
  Management Review                                October 8, 2002


Fund Manager
Cynthia Isom
Portfolio Manager

The Fund's Results
As the Fund's six-month period came to a close, investors were faced with a growing list of concerns, many of which were external to the capital markets. Equity prices have generally continued to decline and were particularly weak during the July-September quarter of 2002. Although gross domestic product (GDP) growth slowed between the first and second quarters of this year, economic indicators on a whole remain somewhat optimistic.

Interest rates did not change during the period, leaving the short-term borrowing rate at a record low, and adversely affecting both the Fund's income stream and its total return performance. Delaware Cash Reserve Fund returned +0.48% (Class A shares at net asset value with dividends reinvested) for the six months ended September 30, 2002. The Fund's peer group, as measure by the 892 funds in the Lipper Money Market Funds Average, gained +0.24% during the same period.

Portfolio Highlights
Stock market uncertainty can create demand for money market funds in general, as investors often seek stability of principal in a high-risk environment for equity investing. As the stock market struggled, bond funds also became attractive to investors, offering more security and income than equities.
During the period, the federal funds rate remained at its historically low position of 1.75%. Short-term vehicles found in money market funds are largely affected by short-term interest rates. The 3-month Treasury bill yielded +0.83% as of September 30, 2002, very close to the +0.86% seven-day yield for the Fund. Both the Fund and the 3-month Treasury bill were producing lower yields as a direct result from the reduced interest rate environment.

The Delaware Cash Reserve Fund seeks to maintain its net asset value at $1.00 per share. We were able to optimize our current holdings in some ways to benefit from the current low interest rate environment. One strategy was to extend the average maturity of our debt instruments. By doing so, we were able to take advantage of the tranquil interest rate environment. We intend to reassess the Fund's average maturity as rates begin to rise.

The Fund invests in high-quality money market securities that generally have maturities of up to 270 days. More than half of the Fund's assets are invested in commercial paper, a short-term obligation issued by corporations and banks to cover their immediate credit needs. We carefully review risk factors within the portfolio such as credit reviews and supply among particular short-term sectors. We seek to curb risk in the portfolio, and keep a keen watch for any potential credit concerns.

Delaware Cash Reserve Fund
Asset Allocation
As of September 30, 2002
                                                             Percentage
Asset                                                      of Net Assets
------------------------------------------------------------------------
Commercial Paper                                               68.06%
------------------------------------------------------------------------
Certificates of Deposit                                        12.45%
------------------------------------------------------------------------
Floating Rate Notes                                            12.13%
------------------------------------------------------------------------
Yankee CDs                                                      4.79%
------------------------------------------------------------------------

Outlook
We believe a more stable economic environment is on the verge of presenting itself. Businesses and consumers alike will be poised to increase their purchasing during an upswing, and in turn fuel the economy.

We believe it is likely that interest rates could move upward during the second half of the Fund's fiscal year, perhaps sometime in early 2003. Investors who are weary of stock market volatility and who seek to preserve their capital can find a relatively safe harbor with Delaware Cash Reserve Fund. With investment sentiment fluctuating between asset classes and investment styles, we believe that our Fund is well positioned to provide safety and security in comparison to the troublesome equity markets.


Potential Benefits of Delaware Cash Reserve Fund

Delaware Cash Reserve Fund is a money market mutual fund that invests in short-term obligations from credit-worthy corporations and/or from state governments or the federal government. The Fund offers several potentially compelling advantages:

o Relative Safety -- Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o Check writing privileges -- You have the ability to write checks against your account;*

o Current income -- The Fund seeks stability of your principal and also a yield above the inflation rate;

o Convenient access to other funds in the Delaware Investments Family of Funds -- Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Cash Reserve Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Cash Reserve Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Cash Reserve Fund. Find out how we can help shape your future today.

*For investors of Class A shares only.

 When exchanging money from Delaware Cash Reserve Fund to another fund, you may incur a sales charge. For a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the Fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

New
  at Delaware
--------------------------------------------------------------------------------
  Simplify your life.                                  DELAWARE
     MANAGE YOUR INVESTMENTS                           e:delivery
                  ONLINE!                              ONLINE, ALL THE TIME

Get Account Access, Delaware Investments' secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and the highest level of Web security available. You also get:

o Hassle-Free Investing -- Make online purchases and redemptions at any time.

o Simplified Tax Processing -- Automatically retrieve your Delaware Investments accounts' 1099 information and have it entered directly into your 1040 tax return. Available only with Turbo Tax(R) software.

o Less Mail Clutter -- Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select individual investor, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 8:00 a.m. to 8:00 p.m. Eastern Time, Monday through Friday to assist with any questions.
--------------------------------------------------------------------------------

Delaware
  Cash Reserve Fund

Fund Basics                                    Fund Performance
As of September 30, 2002                       Average Annual Total Returns/ Yields
--------------------------------------------   Through September 30, 2002                                                7-Day Yield
Fund Objective:                                                                  Lifetime  10 Years Five Years   One Year  9/30/02
The Fund seeks to provide maximum current      -------------------------------------------------------------------------------------
income, while preserving principal and         Class A (Est. 6/30/78)             +6.97%    +4.01%    +4.10%      +1.27%    +0.86%
maintaining liquidity.                         -------------------------------------------------------------------------------------
--------------------------------------------   Consultant Class (Est. 3/10/88)    +6.80%    +3.75%    +3.84%      +1.02%    +0.61%
Total Fund Net Assets:                         -------------------------------------------------------------------------------------
$626.57 million                                Class B (Est. 5/2/94)
--------------------------------------------   Excluding Sales Charge             +3.30%              +3.09%       +0.39%   +0.11%
Number of Holdings:                            Including Sales Charge             +3.30%              +3.09%       +0.39%
68                                             -------------------------------------------------------------------------------------
--------------------------------------------   Class C (Est. 11/29/95)
Fund Start Date:                               Excluding Sales Charge             +3.25%              +3.09%      +0.39%    +0.11%
June 30, 1978                                  Including Sales Charge             +3.25%              +3.09%      -0.61%
--------------------------------------------   -------------------------------------------------------------------------------------
Your Fund Manager:                             All performance reflects reinvestment of all dividends. An investment in Delaware
Cynthia Isom holds a bachelor's degree from    Cash Reserve Fund is not insured or guaranteed by the Federal Deposit Insurance
Vassar College. After eight years in the       Corporation or any other government agency. Although the Fund seeks to preserve the
securities business, she joined Delaware       value of your investment of $1.00 per share, it is possible to lose money by
Investments in 1985 as a trader of money       investing in Delaware Cash Reserve Fund. Returns and yields will fluctuate. Past
market, high-grade, and Treasury securities.   performance is not a guarantee of future results.
--------------------------------------------
Nasdaq Symbol:                                 Class A shares are available without sales charges or any 12b-1 fees.
Class A  DCRXX
--------------------------------------------   Consultant Class shares were first made available on March 10, 1988 and are available
CUSIP Numbers:                                 without a sales charge. Consultant Class performance prior to March 10, 1988 for
Consultant Class    245910-20-3                Delaware Cash Reserve is based on Class A performance. Performance after March 10,
Class B             245910-30-2                1988 reflects the impact of an annual service and distribution fee of up to 0.30%.
Class C             245910-40-1
                                               Class B shares are sold with a contingent deferred sales charge that declines from 5%
                                               to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

                                               Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

                                               The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

                                               Delaware Cash Reserve Fund Class B and C shares are available only as part of an overall investment program using Class B or C shares of other funds. Direct investment into Delaware Cash Reserve Fund Class B or C shares may be made only when establishing a Wealth Builder plan. Performance, excluding sales charges, for Class B and C shares assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

Statement                                         Delaware Cash Reserve Fund
  of Net Assets                                   September 30, 2002 (Unaudited)



                                                  Principal         Market
                                                    Amount          Value

Commercial Paper - 68.06%
Financial Services - 50.38%
   Allianz Finance Corporation
      1.75% 12/19/02                              $12,000,000    $ 11,953,916
      1.76% 1/13/03                                 8,000,000       7,959,324
   Amstel Funding Corporation
      1.65% 2/4/03                                 10,000,000       9,942,250
      1.73% 10/15/02                                4,360,000       4,357,067
      1.78% 10/16/02                                8,000,000       7,994,067
      1.84% 10/7/02                                 8,000,000       7,997,547
   Aquinas Funding LLC
      1.78% 2/10/03                                10,000,000       9,935,100
      1.79% 11/22/02                               20,000,000      19,948,721
   Barton Capital Corporation
      1.77% 10/10/02                               10,500,000      10,495,354
      1.85% 10/1/02                                10,000,000      10,000,000
   Beta Finance Inc.
      1.75% 1/8/03                                 10,000,000       9,951,875
      1.78% 2/18/03                                10,000,000       9,930,778
   Eiffel Funding LLC
      1.77% 10/4/02                                10,000,000       9,998,525
      1.77% 10/23/02                               10,000,000       9,989,183
      2.02% 10/1/02                                10,000,000      10,000,000
   Fountain Square Commercial Funding
      1.76% 11/4/02                                 2,925,000       2,920,138
      1.77% 10/4/02                                 4,394,000       4,393,352
      1.78% 10/1/02                                 4,308,000       4,308,000
      1.78% 10/2/02                                 4,008,000       4,007,802
      1.78% 10/24/02                                3,905,000       3,900,559
      1.80% 11/26/02                                2,013,000       2,007,364
   Giro Balanced Funding Corporation
      1.76% 11/1/02                                 9,621,000       9,606,419
   Giro Multi-Funding Corporation
      1.78% 10/15/02                               10,000,000       9,993,078
   Gramercy Capital Corporation
      1.77% 10/2/02                                10,000,000       9,999,508
      1.77% 1/22/03                                10,000,000       9,944,442
      2.00% 10/1/02                                 3,790,000       3,790,000
   ING America Insurance Holdings
      1.74% 12/9/02                                10,000,000       9,966,650
      1.75% 11/6/02                                10,000,000       9,982,500
   Moat Funding LLC
      1.82% 1/23/03                                 2,000,000       1,988,473
   New York Life Capital Corporation
      1.77% 10/2/02                                10,000,000       9,999,508
   Stellar Funding Group
      1.77% 10/15/02                               10,370,000      10,362,862
      1.78% 10/11/02                               10,580,000      10,574,769
      1.78% 10/29/02                                7,503,000       7,492,613
   Surrey Funding Corporation
      1.73% 10/25/02                               10,000,000       9,988,467
      1.76% 10/21/02                               10,000,000       9,990,222
   Swiss RE Financial Products
      1.76% 11/20/02                               10,000,000       9,975,556
      1.77% 10/17/02                               10,000,000       9,992,133
                                                                 ------------
                                                                  315,638,122
                                                                 ------------

                                                   Principal        Market
                                                     Amount         Value
Commercial Paper (continued)
Industrial - 4.97%
   Archer Daniels Midland 1.75% 3/4/03            $10,000,000    $  9,925,139
   Washington Post Company
      1.75% 2/3/03                                 11,300,000      11,231,337
      1.93% 10/28/02                               10,000,000       9,985,525
                                                                 ------------
                                                                   31,142,001
                                                                 ------------
Mortgage Bankers & Brokers - 9.55%
   BNP Paribas Canada 1.78% 1/16/03                10,000,000       9,947,094
   Goldman Sachs Group Inc.
      1.768% 10/22/02                              10,000,000       9,989,792
   HBOS Treasury Services
      1.76% 11/19/02                               10,000,000       9,976,044
      1.765% 11/14/02                              10,000,000       9,978,428
   Marsh & Mclennan Company Inc.
      1.80% 10/15/02                               10,000,000       9,993,000
   NBNZ International Ltd.
      1.75% 12/20/02                               10,000,000       9,961,111
                                                                 ------------
                                                                   59,845,469
                                                                 ------------
Other - 3.16%
   Leland Stanford Junior University
      1.76% 10/3/02                                 6,050,000       6,049,408
   Swedish National Housing Finance
      1.77% 10/28/02                                3,775,000       3,769,989
      1.85% 10/7/02                                10,000,000       9,996,917
                                                                 ------------
                                                                   19,816,314
                                                                 ------------
Total Commercial Paper
   (cost $426,441,906)                                            426,441,906
                                                                 ------------
Certificates of Deposit - 12.45%
   Chase Manhattan Bank
      1.79% 10/8/02                                10,000,000      10,000,000
   Harris Trust & Savings
      2.56% 10/4/02                                10,000,000       9,999,992
   Mercantile Safe Deposit & Trust
      1.80% 5/5/03                                 10,000,000      10,000,000
      2.00% 11/5/02                                10,000,000      10,000,000
      2.05% 11/14/02                               10,000,000      10,000,000
   Wilmington Trust Company
      1.74% 1/6/03                                 10,000,000      10,000,000
      1.84% 10/7/02                                 8,000,000       8,000,000
      1.84% 12/9/02                                10,000,000      10,000,000
                                                                 ------------
Total Certificates of Deposit
   (cost $77,999,992)                                              77,999,992
                                                                 ------------

Statement                                          Delaware Cash Reserve Fund
  of Net Assets (continued)


                                                  Principal         Market
                                                    Amount          Value


*Floating Rate Notes - 12.13%
   American Express Centurion
      1.80% 12/17/02                              $10,000,000    $ 10,000,000
   American Honda Finance
      1.83% 7/11/03                                10,000,000      10,000,000
   General Electric Capital Corporation
      1.82% 1/22/03                                10,000,000      10,000,807
   Household Finance Corporation
      2.24% 6/10/03                                 8,000,000       8,000,000
   Morgan Stanley Dean Witter
      1.88% 11/27/02                               10,000,000      10,000,000
      1.88% 1/27/03                                 8,000,000       8,000,000
      1.893% 11/20/02                              10,000,000      10,000,000
   National City Bank
      1.86% 1/21/03                                10,000,000      10,000,000
                                                                 ------------
Total Floating Rate Notes
   (cost $76,000,807)                                              76,000,807
                                                                 ------------
Yankee CDs - 4.79%
   Abbey National Treasury Service
      1.76% 12/12/02                               10,000,000      10,000,000
   Barclays Bank PLC
      1.80% 10/18/02                               10,000,000      10,000,000
   Societe Generale
      2.08% 12/20/02                               10,000,000      10,002,397
                                                                 ------------
Total Yankee CDs
   (cost $30,002,397)                                              30,002,397
                                                                 ------------


Total Market Value of Securities - 97.43%
   (cost $610,445,102)**                                         $610,445,102
Receivables and Other Assets
   Net of Liabilities - 2.57%                                      16,121,629
                                                                 ------------
Net Assets Applicable to 626,566,731
   Shares Outstanding - 100.00%                                  $626,566,731
                                                                 ============

Net Asset Value - Delaware Cash Reserve Fund
   Class A ($542,006,911 / 542,006,911 Shares)                          $1.00
                                                                        -----
Net Asset Value - Delaware Cash Reserve Fund
   Class B ($37,016,629 / 37,016,629 Shares)                            $1.00
                                                                        -----
Net Asset Value - Delaware Cash Reserve Fund
   Class C ($10,001,248 / 10,001,248 Shares)                            $1.00
                                                                        -----
Net Asset Value - Delaware Cash Reserve Fund
   Consultant Class ($37,541,943 / 37,541,943 Shares)                   $1.00
                                                                        -----

 *Floating Rate Notes - The interest rate shown is the rate as of September 30, 2002 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.
**Also the cost for federal income tax purposes.

See accompanying notes

Statement                        Delaware Cash Reserve Fund
  of Operations                  Six Months Ended September 30, 2002 (Unaudited)

Investment Income:
  Interest                                                                  $5,882,149
                                                                            ----------

Expenses:
  Management fees                                           1,368,599
  Dividend disbursing and transfer agent fees and expenses  1,249,986
  Distribution expenses -- Class B                            118,813
  Distribution expenses -- Class C                             33,225
  Distribution expenses -- Consultant Class                    55,943
  Accounting and administration expenses                      135,841
  Registration fees                                            46,640
  Reports and statements to shareholders                       45,695
  Trustees' fees                                               13,500
  Professional fees                                            12,923
  Custodian fees                                                4,500
  Taxes (other than taxes on income)                              100
  Other                                                        77,565
                                                            ---------
                                                                             3,163,330
  Less expenses paid indirectly                                                 (7,449)
                                                                            ----------
  Total expenses                                                             3,155,881
                                                                            ----------
Net Investment Income                                                        2,726,268
                                                                            ----------

Net Increase in Net Assets Resulting from Operations                        $2,726,268
                                                                            ==========

See accompanying notes

Statements                                                                                              Delaware Cash Reserve Fund
  of Changes in Net Assets




                                                                                                   Six Months
                                                                                                     Ended          Year Ended
                                                                                                    9/30/02           3/31/02
                                                                                                  (Unaudited)
Increase in Net Assets from Operations:
  Net investment income                                                                          $   2,726,268      $  15,041,479
                                                                                                 -------------      -------------

Dividends to Shareholders from:
  Net investment income:
    Class A                                                                                         (2,533,023)       (13,677,892)
    Class B                                                                                            (29,869)          (443,590)
    Class C                                                                                             (8,485)          (106,547)
    Consultant Class                                                                                  (154,891)          (813,450)
                                                                                                 -------------      -------------
                                                                                                    (2,726,268)       (15,041,479)
                                                                                                 -------------      -------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                        315,385,393        596,169,718
    Class B                                                                                         28,827,662         29,575,887
    Class C                                                                                          8,068,087         15,490,341
    Consultant Class                                                                                30,283,264         34,551,700

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                                          2,490,358         13,653,576
    Class B                                                                                             25,384            402,235
    Class C                                                                                              7,659            100,459
    Consultant Class                                                                                   154,775            820,695
                                                                                                 -------------      -------------
                                                                                                   385,242,582        690,764,611
                                                                                                 -------------      -------------
  Cost of shares repurchased:
    Class A                                                                                       (300,900,429)      (632,797,577)
    Class B                                                                                        (17,580,020)       (36,501,221)
    Class C                                                                                         (5,158,799)       (15,399,935)
    Consultant Class                                                                               (27,510,501)       (37,540,655)
                                                                                                 -------------      -------------
                                                                                                  (351,149,749)      (722,239,388)
                                                                                                 -------------      -------------
Increase (decrease) in net assets derived from capital share transactions                           34,092,833        (31,474,777)
                                                                                                 -------------      -------------
Net Increase (Decrease) in Net Assets                                                               34,092,833        (31,474,777)

Net Assets:
  Beginning of period                                                                              592,473,898        623,948,675
                                                                                                 -------------      -------------
  End of period                                                                                  $ 626,566,731      $ 592,473,898
                                                                                                 =============      =============


See accompanying notes

Financial
   Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Cash Reserve Fund Class A
                                                        Six Months
                                                           Ended                           Year Ended
                                                         9/30/02(2)   3/31/02    3/31/01     3/31/00     3/31/99     3/31/98
                                                        (Unaudited)
Net asset value, beginning of period                       $1.000      $1.000     $1.000      $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                                       0.005       0.026      0.056       0.046       0.045       0.048
                                                           ------      ------     ------      ------      ------      ------
Total from investment operations                            0.005       0.026      0.056       0.046       0.045       0.048
                                                           ------      ------     ------      ------      ------      ------

Less dividends from:
Net investment income                                      (0.005)     (0.026)    (0.056)     (0.046)     (0.045)     (0.048)
                                                           ------      ------     ------      ------      ------      ------
Total dividends                                            (0.005)     (0.026)    (0.056)     (0.046)     (0.045)     (0.048)
                                                           ------      ------     ------      ------      ------      ------

Net asset value, end of period                             $1.000      $1.000     $1.000      $1.000      $1.000      $1.000
                                                           ======      ======     ======      ======      ======      ======

Total return(1)                                             0.48%       2.59%      5.75%       4.69%       4.61%       4.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $542,007    $525,032   $548,006    $566,193    $588,249    $524,477
Ratio of expenses to average net assets                     0.95%       0.92%      0.84%       0.91%       0.90%       0.88%
Ratio of net investment income to average net assets        0.94%       2.56%      5.60%       4.59%       4.51%       4.78%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
   Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Cash Reserve Fund Class B
                                                       Six Months
                                                          Ended                           Year Ended
                                                         9/30/02(2)  3/31/02    3/31/01     3/31/00     3/31/99     3/31/98
                                                       (Unaudited)
Net asset value, beginning of period                      $1.000      $1.000     $1.000      $1.000      $1.000     $1.000

Income from investment operations:
Net investment income                                      0.001       0.016      0.046       0.036       0.035      0.038
                                                          ------      ------     ------      ------      ------     ------
Total from investment operations                           0.001       0.016      0.046       0.036       0.035      0.038
                                                          ------      ------     ------      ------      ------     ------

Less dividends from:
Net investment income                                     (0.001)     (0.016)    (0.046)     (0.036)     (0.035)    (0.038)
                                                          ------      ------     ------      ------      ------     ------
Total dividends                                           (0.001)     (0.016)    (0.046)     (0.036)     (0.035)    (0.038)
                                                          ------      ------     ------      ------      ------     ------

Net asset value, end of period                            $1.000      $1.000     $1.000      $1.000      $1.000     $1.000
                                                          ======      ======     ======      ======      ======     ======

Total return(1)                                            0.10%       1.57%      4.71%       3.65%       3.57%      3.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $37,017     $25,744    $32,267     $23,349     $19,908     $6,522
Ratio of expenses to average net assets                    1.70%       1.92%      1.84%       1.91%       1.90%      1.88%
Ratio of net investment income to average net assets       0.19%       1.56%      4.60%       3.59%       3.51%      3.78%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
   Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         Delaware Cash Reserve Fund Class C
                                                        Six Months
                                                          Ended                           Year Ended
                                                        9/30/02(2)    3/31/02  3/31/01     3/31/00      3/31/99    3/31/98
                                                       (Unaudited)
Net asset value, beginning of period                      $1.000      $1.000    $1.000      $1.000       $1.000     $1.000

Income from investment operations:
Net investment income                                      0.001       0.016     0.046       0.036        0.035      0.038
                                                          ------      ------    ------      ------       ------     ------
Total from investment operations                           0.001       0.016     0.046       0.036        0.035      0.038
                                                          ------      ------    ------      ------        -----     ------

Less dividends from:
Net investment income                                     (0.001)     (0.016)   (0.046)     (0.036)      (0.035)    (0.038)
                                                          ------      ------    ------      ------       ------     ------
Total dividends                                           (0.001)     (0.016)   (0.046)     (0.036)      (0.035)    (0.038)
                                                          ------      ------    ------      ------                  ------

Net asset value, end of period                            $1.000      $1.000    $1.000      $1.000       $1.000     $1.000
                                                          ======      ======    ======      ======       ======     ======

Total return(1)                                            0.10%       1.57%     4.71%       3.65%        3.58%      3.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $10,001      $7,084    $6,893      $7,760      $11,134     $3,702
Ratio of expenses to average net assets                    1.70%       1.92%     1.84%       1.91%        1.90%      1.88%
Ratio of net investment income to average net assets       0.19%       1.56%     4.60%       3.59%        3.51%      3.78%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
   Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Cash Reserve Fund Consultant Class
                                                       Six Months
                                                          Ended                           Year Ended
                                                        9/30/02(2)    3/31/02   3/31/01     3/31/00     3/31/99     3/31/98
                                                       (Unaudited)
Net asset value, beginning of period                      $1.000       $1.000    $1.000      $1.000      $1.000      $1.000

Income from investment operations:
Net investment income                                      0.003        0.023     0.054       0.043       0.043       0.045
                                                          ------       ------    ------      ------      ------      ------
Total from investment operations                           0.003        0.023     0.054       0.043       0.043       0.045
                                                          ------       ------    ------      ------      ------       -----

Less dividends from:
Net investment income                                     (0.003)      (0.023)   (0.054)     (0.043)     (0.043)     (0.045)
                                                          ------       ------    ------      ------      ------      ------
Total dividends                                           (0.003)      (0.023)   (0.054)     (0.043)     (0.043)     (0.045)
                                                          ------       ------    ------      ------      ------      ------

Net asset value, end of period                            $1.000       $1.000    $1.000      $1.000      $1.000      $1.000
                                                          ======       ======    ======      ======      ======      ======

Total return(1)                                            0.35%        2.34%     5.49%       4.43%       4.35%       4.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $37,542      $34,614   $36,783     $32,648     $42,732     $40,037
Ratio of expenses to average net assets                    1.20%        1.17%     1.09%       1.16%       1.15%       1.13%
Ratio of net investment income to average net assets       0.69%        2.31%     5.35%       4.34%       4.26%       4.53%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

(2) Ratios have been annualized and total return has not been annualized.

See accompanying notes

Notes                                            Delaware Cash Reserve Fund
  to Financial Statements                        September 30, 2002 (Unaudited)


Delaware Group Cash Reserve (the "Trust") is organized as a Delaware business trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income while preserving principal and maintaining liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $7,449 for the period ended September 30, 2002. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended September 30, 2002. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Class A shares. The Board of Trustees has set the fee at an annual rate of 0.25% of the Consultant Class shares' average daily net assets. As of April 1, 2002 the Board of Trustees has reduced the fee of the Class B and C shares from 1.00% to 0.75% of the average daily net assets.

At September 30, 2002, the Fund had liabilities payable to affiliates as follows:

         Investment management fee payable to DMC                    $31,974

         Dividend disbursing, transfer agent fees,
            accounting and other expenses payable to DSC              81,336

         Other expenses payable to DMC and affiliates                 18,411

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

Notes                                            Delaware Cash Reserve Fund
  to Financial Statements (continued)




3. Dividend and Distribution Information
Income distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended September 30, 2002 and the year ended March 31, 2002 were as follows:

                                         Six Months
                                           Ended             Year
                                          9/30/02           Ended
                                        (Unaudited)        3/31/02
                                        ----------       -----------
Ordinary income                         $2,726,268       $15,041,479

4. Capital Shares
Transactions in capital shares were as follows:

                                     Six Months
                                       Ended         Year Ended
                                     9/30/02           3/31/02
                                    (Unaudited)
Shares sold:
  Class A                           315,385,393      596,169,718
  Class B                            28,827,662       29,575,887
  Class C                             8,068,087       15,490,341
  Consultant Class                   30,283,264       34,551,700

Shares issued upon reinvestment
  of dividends:
  Class A                             2,490,358       13,653,576
  Class B                                25,384          402,235
  Class C                                 7,659          100,459
  Consultant Class                      154,775          820,695
                                   ------------     ------------
                                    385,242,582      690,764,611
                                   ------------     ------------
Shares repurchased:
  Class A                          (300,900,429)    (632,797,577)
  Class B                           (17,580,020)     (36,501,221)
  Class C                            (5,158,799)     (15,399,935)
  Consultant Class                  (27,510,501)     (37,540,655)
                                   ------------     ------------
                                   (351,149,749)    (722,239,388)
                                   ------------     ------------
Net increase (decrease)              34,092,833      (31,474,777)
                                   ============     ============

                       This page intentionally left blank.

Delaware Investments
  Family of Funds

------------------------------------------------------------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
------------------------------------------------------------------------------------------------------------------------------------
Growth-Equity Group                                                  Fixed Income Group
Delaware American Services Fund                                      Corporate and Government
Delaware Growth Opportunities Fund                                   Delaware American Government Bond Fund
Delaware Select Growth Fund                                          Delaware Corporate Bond Fund
Delaware Small Cap Growth Fund                                       Delaware Delchester Fund
Delaware Technology and Innovation Fund                              Delaware Diversified Income Fund
Delaware Trend Fund                                                  Delaware Extended Duration Bond Fund
Delaware U.S. Growth Fund                                            Delaware High-Yield Opportunities Fund
                                                                     Delaware Limited-Term Government Fund
Value-Equity Group                                                   Delaware Strategic Income Fund
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund                                      Money Market
Delaware REIT Fund                                                   Delaware Cash Reserve Fund
Delaware Small Cap Value Fund                                        Delaware Tax-Free Money Fund

International Group                                                  Municipal (National Tax-Exempt)
(DIAL-Delaware International Advisers Ltd.)                          Delaware National High-Yield Municipal Bond Fund
Delaware Emerging Markets Fund                                       Delaware Tax-Free Insured Fund
Delaware International Small Cap Value Fund                          Delaware Tax-Free USA Fund
Delaware International Value Equity Fund                             Delaware Tax-Free USA Intermediate Fund
   (formerly Delaware International Equity Fund)
                                                                     Municipal (State-Specific Tax-Exempt)
Blend Mutual Funds                                                   Delaware Tax-Free Arizona Fund
Delaware Balanced Fund                                               Delaware Tax-Free Arizona Insured Fund
Delaware Core Equity Fund                                            Delaware Tax-Free California Fund
   (formerly Delaware Growth Stock Fund)                             Delaware Tax-Free California Insured Fund
Delaware Devon Fund                                                  Delaware Tax-Free Colorado Fund
Delaware Social Awareness Fund                                       Delaware Tax-Free Florida Fund
                                                                     Delaware Tax-Free Florida Insured Fund
Structured Equity Products Group                                     Delaware Tax-Free Idaho Fund
Delaware Diversified Growth Fund                                     Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Diversified Value Fund                                      Delaware Tax-Free Minnesota Fund
Delaware Group Foundation Funds                                      Delaware Tax-Free Minnesota Insured Fund
   Delaware Balanced Allocation Portfolio                            Delaware Tax-Free Minnesota Intermediate Fund
   Delaware Growth Allocation Portfolio                              Delaware Tax-Free Missouri Insured Fund
   Delaware Income Allocation Portfolio                              Delaware Tax-Free New York Fund
                                                                     Delaware Tax-Free Oregon Insured Fund
                                                                     Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Although the Fund strives to maintain a net asset value of $1.00 per share, there is no guarantee that it will. The Fund is neither insured nor guaranteed by the U.S. government.

Board of Trustees                              Affiliated Officers                              Contact Information
Walter P. Babich                               William E. Dodge                                 Investment Manager
Board Chairman                                 Executive Vice President and                     Delaware Management Company
Citadel Constructors, Inc.                     Chief Investment Officer, Equity                 Philadelphia, PA
King of Prussia, PA                            Delaware Investments Family of Funds
                                               Philadelphia, PA                                 International Affiliate
David K. Downes                                                                                 Delaware International Advisers Ltd.
President and Chief Executive Officer          Jude T. Driscoll                                 London, England
Delaware Investments Family of Funds           Executive Vice President and
Philadelphia, PA                               Head of Fixed Income                             National Distributor
                                               Delaware Investments Family of Funds             Delaware Distributors, L.P.
John H. Durham                                 Philadelphia, PA                                 Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             Richard J. Flannery                              Shareholder Servicing, Dividend
                                               President and Chief Executive Officer            Disbursing and Transfer Agent
John A. Fry                                    Delaware Distributors, L.P.                      Delaware Service Company, Inc.
President                                      Philadelphia, PA                                 2005 Market Street
Franklin & Marshall College                                                                     Philadelphia, PA 19103-7094
Lancaster, PA                                  Richelle S. Maestro
                                               Senior Vice President,                           For Shareholders
Anthony D. Knerr                               Deputy General Counsel and Secretary             800 523-1918
Consultant                                     Delaware Investments Family of Funds
Anthony Knerr & Associates                     Philadelphia, PA                                 For Securities Dealers and Financial
New York, NY                                                                                    Institutions Representatives Only
                                               Michael P. Bishof                                800 362-7500
Ann R. Leven                                   Senior Vice President and Treasurer
Former Treasurer/Chief Fiscal Officer          Delaware Investments Family of Funds             Web site
National Gallery of Art                        Philadelphia, PA                                 www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN






(6830)                                                                                                            Printed in the USA
SA-008 [9/02] IVES 11/02                                                                                                       J8719